UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GoldenTree Asset Management, LP
Address: 300 Park Avenue
         21st Floor
         New York, New York  10022

13F File Number:  028-10632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George Travers
Title:     Chief Compliance Officer
Phone:     212-847-3459

Signature, Place, and Date of Signing:

 George Travers     New York, NY     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $277,671 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784    22991   701160 SH       SOLE                   701160        0        0
AMERISTAR CASINOS INC          COM              03070Q101     3240   182035 SH       SOLE                   182035        0        0
ATWOOD OCEANICS INC            COM              050095108    15284   336275 SH       SOLE                   336275        0        0
BELO CORP                      COM SER A        080555105     3991   509660 SH       SOLE                   509660        0        0
CAESARS ENTMT CORP             COM              127686103     4681   688391 SH       SOLE                   688391        0        0
CALPINE CORP                   COM NEW          131347304    20018  1157095 SH       SOLE                  1157095        0        0
CONTINENTAL RESOURCES INC      COM              212015101     7791   101310 SH       SOLE                   101310        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401    11762  1336590 SH       SOLE                  1336590        0        0
EXPRESS INC                    COM              30219E103     5673   382771 SH       SOLE                   382771        0        0
GENERAL MTRS CO                COM              37045V100     5448   239461 SH       SOLE                   239461        0        0
HCA HOLDINGS INC               COM              40412C101     6348   190930 SH       SOLE                   190930        0        0
ISHARES TR                     PUT              464287955   118222  1561000 SH  PUT  SOLE                  1561000        0        0
OAKTREE CAP GROUP LLC          UNIT 99/99/9999  674001201    11809   288022 SH       SOLE                   288022        0        0
PEABODY ENERGY CORP            COM              704549104    12361   554532 SH       SOLE                   554532        0        0
SOUTHWEST AIRLS CO             COM              844741108     4962   565824 SH       SOLE                   565824        0        0
SUPERVALU INC                  COM              868536103    10064  4175772 SH       SOLE                  4175772        0        0
WESTERN UN CO                  COM              959802109    13026   714956 SH       SOLE                   714956        0        0